Organization and Description of Business	3 Months Ended
Sep. 30, 2014
Notes
Organization and Description of Business

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

(For the years ended December 31, 2013 and December 31, 2012)

We began operations in 1988, under the ownership and control of Ardell Mees, who provided installation services to grocery decor design companies. As our reputation for excellent workmanship has grown, we have expanded our operations to serve a larger geographic region. On January 4, 2001, we incorporated in North Dakota as ADM Enterprises, Inc. On May 9, 2006, the Company changed both its name to ADM Endeavors and its domicile to the state of Nevada. On July 1, 2008, the Company acquired all of the assets of ADM Enterprises, LLC, a sole proprietorship owned by Ardell and Tammera Mees, in exchange for 10,000,000 newly issued shares of our common stock. As a result, ADM Enterprises, LLC became a wholly owned subsidiary of Company. Even though the Company was incorporated on January 4, 2001, it had no operations until the share exchange agreement with ADM Enterprises, LLC on July 1, 2008. All business operations are those solely of the Company’s wholly owned subsidiary ADM Enterprises, LLC.

In May of 2013, the Company amended its Articles of Incorporation to provide for an increase in its’ authorized share capital. The authorized common stock increased to 800,000,000 shares at a par value of $0.001 per share and preferred stock increased to 80,000,000 at a par value of $0.001 per share. (See Note 7.)

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

(For the nine months ended September 30, 2014 and September 30, 2013)

We began operations in 1988, under the ownership and control of Ardell Mees, who provided installation services to grocery decor design companies. As our reputation for excellent workmanship has grown, we have expanded our operations to serve a larger geographic region. On January 4, 2001, we incorporated in North Dakota as ADM Enterprises, Inc. On May 9, 2006, the Company changed both its name to ADM Endeavors and its domicile to the state of Nevada. On July 1, 2008, the Company acquired all of the assets of ADM Enterprises, LLC, a sole proprietorship owned by Ardell and Tammera Mees, in exchange for 10,000,000 newly issued shares of our common stock. As a result, ADM Enterprises, LLC became a wholly owned subsidiary of Company. Even though the Company was incorporated on January 4, 2001, it had no operations until the share exchange agreement with ADM Enterprises, LLC on July 1, 2008. All business operations are those solely of the Company’s wholly owned subsidiary ADM Enterprises, LLC.

In May of 2013, the Company amended its Articles of Incorporation to provide for an increase in its’ authorized share capital. The authorized common stock increased to 800,000,000 shares at a par value of $0.001 per share and preferred stock increased to 80,000,000 at a par value of $0.001 per share.